FINANCIAL INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
	Year Ended December 31,
	2014	2015	2016

Financial expenses:
Loss related to non-hedging derivative instruments	$-	$(230)	$(90)
Interest	(415)	(278)	(262)
Amortization of marketable securities premiums and accretion of discounts, net	(820)	(1,094)	(853)
Exchange rate	(722)	-	(519)
Others	(205)	(286)	(283)

	(2,162)	(1,888)	(2,007)
Financial income -
Gain related to non-hedging derivative instruments	196	-	-
Interest and others	1,770	2,302	1,847
Exchange rate	-	28	-

	1,966	2,330	1,847

	$(196)	$442	$(160)